Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)		932,293,927	921,767,834	911,210,319
Add - Incremental shares under stock-based compensation plans (in shares)		13,853,308	13,012,755	8,700,951
Add - Incremental shares associated with contingently issuable shares (in shares)		2,527,994	2,380,636	2,162,558
Assuming dilution (in shares)		948,675,228	937,161,224	922,073,828
Income from continuing operations		$ 10,571	$ 6,015	$ 7,514
Income/(loss) from discontinued operations, net of tax		22	8	(12)
Net income on which basic earnings per share is calculated		10,593	6,023	7,502
Net income on which dilutive earnings per share is calculated		$ 10,593	$ 6,023	$ 7,502
Assuming dilution
Continuing operations (in dollars per share)	[1]	$ 11.14	$ 6.42	$ 8.15
Discontinued operations (in dollars per share)	[1]	0.02	0.01	(0.01)
Total (in dollars per share)	[1]	11.17	6.43	8.14
Basic
Continuing operations (in dollars per share)	[1]	11.34	6.53	8.25
Discontinued operations (in dollars per share)	[1]	0.02	0.01	(0.01)
Total (in dollars per share)	[1]	$ 11.36	$ 6.53	$ 8.23

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.